Stock-Based Compensation - Summary of Share Grant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share grants outstanding, beginning (in shares)	949,910	0
Shares vested and issued (in shares)	0	(1,450,880)
Shares exercised (in shares)	(302,520.00000)
Shares forfeited (in shares)	(243,840)	(500,970)
Share grants outstanding, ending (in shares)	403,550	949,910
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average price, outstanding, beginning (in dollars per share)	$ 20.72
Weighted-average price, vested and issued (in dollars per share)	20.76	$ 20.70	$ 20.50
Weighted-average price, forfeited (in dollars per share)	20.75	20.66
Weighted-average price, outstanding, ending (in dollars per share)	$ 20.66	$ 20.72
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share grants outstanding, beginning (in shares)	4,159,439	4,737,783
Shares vested and issued (in shares)	(455,694)	(473,222)
Shares forfeited (in shares)	(92,567)	(105,122)
Share grants outstanding, ending (in shares)	3,611,178	4,159,439
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average price, outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Weighted-average price, vested and issued (in dollars per share)	0.00	0.00
Weighted-average price, forfeited (in dollars per share)	20.50	20.50
Weighted-average price, outstanding, ending (in dollars per share)	$ 20.50	$ 20.50